Employee Retirement Plans (Defined Contribution Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company 401(k) [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution plan, cost recognized	$ 13.2	$ 11.9	$ 12.8
ESOP Profit Sharing [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution plan, cost recognized			$ 13.4
Graphics Communications Conference of the International Brotherhood of Teamsters National PensionFund [Member]
Defined Contribution Plans Disclosure [Line Items]
Multiemployer defined benefit plan, estimated future employer contributions as percentage of total contributions by all participating employers, minimum			5.00%